Offerings	Oct. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01381%
Offering Note

(1)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preference Shares
Fee Rate	0.01381%
Offering Note

(2)	Please see Fee Note (1).

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note

(3)	Please see Fee Note (1).

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note

(4)	Please see Fee Note (1).

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note

(5)	Please see Fee Note (1).

Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock par value $0.0000000341740141 par value per share
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-267503
Carry Forward Initial Effective Date	Oct. 03, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 92,712.29
Offering Note

(6)	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the securities registered pursuant to this Registration Statement include $400,000,000 of unsold securities (the "unsold securities") previously registered pursuant to the Registration Statement on Form S-3 (File No. 333-267503) (as amended, the "prior registration statement"). The filing fee associated with the registration of the offer and sale of the unsold securities is hereby carried forward to be applied to the unsold securities registered hereunder, and no additional filing fee is due with respect to the unsold securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.